Discontinued operations	12 Months Ended
Dec. 31, 2022
Discontinued Operations [Abstract]
Discontinued operations	Discontinued operations:On October 14, 2020, the Corporation completed an agreement to sell certain remaining business assets of its subsidiary, Ballard Unmanned Systems, which has been classified and accounted for as a discontinued operation. The historic operating results of this business for 2021 have been removed from continued operating results and are instead presented separately in the statements of loss and comprehensive income (loss) as net income from discontinued operations.